Basis of preparation and significant accounting policies (Details Narrative) € in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2026 USD ($)	Jun. 06, 2022 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€) shares	Jan. 31, 2025 USD ($)	Mar. 27, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Jul. 07, 2023 USD ($)	Dec. 31, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Aggregate amount | $															$ 10,000,000
Consolidated net loss					€ 1,694		€ 15,300
Revenue					14,415		1,605		€ 4,144
Equity line of credit | $			$ 2,600,000									$ 25,000,000
Net current liabilities							9,000				€ 5,900
Total current liabilities											12,186			€ 20,363
Total current assets											6,427			11,323
Net cash used in operating activities					(8,239)		(8,280)		(9,182)
Average monthly cash outflow					700
Cash and cash equivalents							€ 214		€ 1,147		€ 575			€ 1,147		€ 5,239
Percentage of outstanding principal amount				8.00%							8.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage				3.00%							3.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage				6.00%							6.00%
Eight convertible promissory notes [member]
IfrsStatementLineItems [Line Items]
Aggregate principal and accrued interest				$ 2,561,240							€ 2,400
Eight convertible promissory notes [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage				15.00%							15.00%
Percentage of outstanding principal amount				150.00%							150.00%
Eight convertible promissory notes [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Principal amount plus accrued and unpaid interest, percentage				20.00%							20.00%
Percentage of outstanding principal amount				200.00%							200.00%
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $	$ 4,300,000
Additional capital raise | $			$ 2,600,000
Additional funding										€ 2,000
Al Shola Gas [member]
IfrsStatementLineItems [Line Items]
Revenue					16,300
Aggregate principal and accrued interest | $													$ 9,000,000
At the market issuance sales agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate offering price | $		$ 30,000,000
At the market issuance sales agreement [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares sold | shares				256,597			2,345,452		1,103,368		256,597
Proceeds from issue of ordinary shares				$ 1,960,000	1,670	$ 6,400,000	€ 5,900	$ 3,300,000
Other fee and commission expense				$ 60,000.00	€ 50	$ 200,000	€ 200	$ 100,000